Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries

Our consolidated financial statements include the financial statements of PLDT and the following subsidiaries (collectively, the “PLDT Group”) as at December 31, 2018 and 2017:

			2018		2017
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect
Wireless
Smart:	Philippines	Cellular mobile services	100.0	—	100.0	—
Smart Broadband, Inc., or SBI, and Subsidiary	Philippines	Internet broadband distribution services	—	100.0	—	100.0
Primeworld Digital Systems, Inc., or PDSI	Philippines	Internet broadband distribution services	—	100.0	—	100.0
I-Contacts Corporation	Philippines	Operations support servicing business	—	100.0	—	100.0
Smart Money Holdings Corporation, or SMHC(a)	Cayman Islands	Investment company	—	100.0	—	100.0
Far East Capital Limited, or FECL, and Subsidiary, or FECL Group(a)	Cayman Islands	Cost effective offshore financing and risk management activities for Smart	—	100.0	—	100.0
PH Communications Holdings Corporation, or PHC	Philippines	Investment company	—	100.0	—	100.0
Connectivity Unlimited Resource Enterprise, or CURE	Philippines	Cellular mobile services	—	100.0	—	100.0
Francom Holdings, Inc., or FHI:	Philippines	Investment company	—	100.0	—	100.0
Chikka Holdings Limited, or Chikka, and Subsidiaries, or Chikka Group(a)	British Virgin Islands	Content provider, mobile applications development and services	—	100.0	—	100.0
Wifun, Inc., or Wifun	Philippines	Software developer and selling of WiFi access equipment	—	100.0	—	100.0
Telesat, Inc.(a)	Philippines	Satellite communications services	100.0	—	100.0	—
ACeS Philippines Cellular Satellite Corporation, or ACeS Philippines	Philippines	Satellite information and messaging services	88.5	11.5	88.5	11.5
Digitel Mobile Philippines, Inc., or DMPI, (a wholly-owned subsidiary of Digitel)	Philippines	Cellular mobile services	—	99.6	—	99.6
Fixed Line
PLDT Clark Telecom, Inc., or ClarkTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Subic Telecom, Inc., or SubicTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Global Corporation, or PLDT Global, and Subsidiaries	British Virgin Islands	Telecommunications services	100.0	—	100.0	—
Smart-NTT Multimedia, Inc.(a)	Philippines	Data and network services	100.0	—	100.0	—
PLDT-Philcom, Inc., or Philcom, and Subsidiaries, or Philcom Group	Philippines	Telecommunications services	100.0	—	100.0	—
Talas Data Intelligence, Inc., or Talas	Philippines	Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation	100.0	—	100.0	—
ePLDT, Inc., or ePLDT:	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	100.0	—	100.0	—
IP Converge Data Services, Inc., or IPCDSI, and Subsidiary, or IPCDSI Group	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
Curo Teknika, Inc., or Curo	Philippines	Managed IT outsourcing	—	100.0	—	100.0
ABM Global Solutions, Inc., or AGS, and Subsidiaries, or AGS Group	Philippines	Internet-based purchasing, IT consulting and professional services	—	100.0	—	100.0
ePDS, Inc., or ePDS	Philippines	Bills printing and other related value-added services, or VAS	—	95.0	—	67.0
netGames, Inc.(b)	Philippines	Gaming support services	—	57.5	—	57.5
MVP Rewards Loyalty Solutions, Inc., or MRSI(c)	Philippines	Full-services customer rewards and loyalty programs	—	100.0	—	—
Digitel:	Philippines	Telecommunications services	99.6	—	99.6	—
Digitel Information Technology Services, Inc.(a)	Philippines	Internet services	—	99.6	—	99.6
PLDT-Maratel, Inc., or Maratel	Philippines	Telecommunications services	98.0	—	98.0	—
Bonifacio Communications Corporation, or BCC	Philippines	Telecommunications, infrastructure and related VAS	75.0	—	75.0	—
Pacific Global One Aviation Company, Inc., or PG1	Philippines	Air transportation business	65.0	—	65.0	—
Pilipinas Global Network Limited, or PGNL, and Subsidiaries	British Virgin Islands	Internal distributor of Filipino channels and content	64.6	—	64.6	—
Others
PLDT Global Investments Holdings, Inc., or PGIH	Philippines	Investment company	100.0	—	100.0	—
PLDT Digital Investments Pte. Ltd., or PLDT Digital, and Subsidiaries	Singapore	Investment company	100.0	—	100.0	—
Mabuhay Investments Corporation, or MIC(a)	Philippines	Investment company	67.0	—	67.0	—
PLDT Global Investments Corporation, or PGIC	British Virgin Islands	Investment company	—	100.0	—	100.0
PLDT Communications and Energy Ventures, Inc., or PCEV	Philippines	Investment company	—	99.9	—	99.9
Voyager Innovations Holdings, Pte. Ltd., or VIH, (formerly eInnovations Holdings Pte. Ltd.)(d):	Singapore	Investment company	—	—	—	100.0
Voyager Innovations Investments Pte. Ltd., or VII, (formerly Takatack Holdings Pte. Ltd.)(e)	Singapore	Investment company	—	—	—	100.0
Voyager Innovations Singapore Pte. Ltd., or VIS, (formerly Takatack Technologies Pte. Ltd.)(f)	Singapore	Development and maintenance of IT-based solutions for communications and e-Commerce platforms	—	—	—	100.0
Takatack Malaysia Sdn. Bhd., or Takatack Malaysia	Malaysia	Development, maintenance and support services to enable the digital commerce ecosystem	—	—	—	100.0
Voyager Innovations, Inc., or Voyager	Philippines	Mobile applications and digital platform developer	—	—	—	100.0
Voyager Innovations Pte. Ltd., or VIP, (formerly ePay Investments Pte. Ltd.)(g)	Singapore	Investment company	—	—	—	100.0
PayMaya Philippines, Inc., or PayMaya	Philippines	Provide and market certain mobile payment services	—	—	—	100.0
PayMaya Operations Philippines, Inc., or PayMaya Ops	Philippines	Market, sell and distribute payment solutions and other related services	—	—	—	100.0
ePay Investments Myanmar, Ltd., or ePay Myanmar(h)	Myanmar	Investment company	—	—	—	100.0
3rd Brand Pte. Ltd., or 3rd Brand(i)	Singapore	Solutions and systems integration services	—	—	—	85.0
Voyager Fintech Ventures Pte. Ltd., or Fintech Ventures	Singapore	Investment company	—	—	—	100.0
Fintqnologies Corporation, or FINTQ	Philippines	Development of financial technology innovations	—	—	—	100.0
Fintq Inventures Insurance Agency Corporation	Philippines	Insurance company	—	—	—	100.0

(a)	Ceased commercial operations.
(b)	Ceased commercial operations and under liquidation due to shortened corporate life to August 31, 2015.
(c)	On September 14, 2018, MRSI was incorporated and ePLDT made an initial investment of Php50 million.
(d)

On July 11, 2017, the Accounting and Corporate Regulatory Authority, or ACRA, of Singapore approved the change in business name of eInnovations Holdings Pte. Ltd. to Voyager Innovations Holdings Pte. Ltd.  On April 16, 2018, the ACRA of Singapore approved the transfer of VIH to PCEV.  On November 28, 2018, upon closing of the subscription agreements of PLDT, Tencent Holdings Limited, or Tencent, and KKR & Co., Inc., or KKR, PCEV’s ownership in VIH was reduced to 53.87% and with only two board seats in the investee, the transaction resulted to a loss of control.  On December 10, 2018, PCEV’s ownership in VIH was further reduced to 48.74% upon receipt of the investments from International Finance Corp., or IFC, and IFC Emerging Asia Fund, or IFC EAF.  PCEV accounts for its remaining interest in VIH as investment in associate starting December 2018.

(e)	On December 29, 2017, the ACRA of Singapore approved the change in business name of Takatack Holdings Pte. Ltd. to Voyager Innovations Investments Pte. Ltd.
(f)	On March 6, 2018, the ACRA of Singapore approved the change in business name of Takatack Technologies Pte. Ltd. to Voyager Innovations Singapore Pte. Ltd.
(g)	On January 25, 2018, the ACRA of Singapore approved the change in business name of ePay Investments Pte. Ltd. to Voyager Innovations Pte. Ltd.
(h)	On July 25, 2017, ePay Investments Myanmar, Ltd. was incorporated in Myanmar to engage in the business of providing support services on the development and provision of digital technology.
(i)	On January 15, 2018, VIH purchased from Phenix Investment Management Ltd. (formerly Kolipri Communications Ltd.) its 15% minority interest of 3rd Brand for a consideration of SG$1.00.

Reconciliation of Carrying Amounts of Financial Instruments from Their Previous Classification Measurement Category

As at January 1, 2018, we have reviewed and assessed all of its existing financial instruments.  The following table reconciles the carrying amounts of financial instruments from their previous classification and measurement category in accordance with IAS 39 to their new classification and measurement categories upon transition to IFRS 9 on January 1, 2018.

		IAS 39			Remeasurement		IFRS 9
	Reference	Category	Amount	Reclassification	ECL	Others	Amount	Category
			(in million pesos)
Financial Assets
Cash and cash equivalents		Loans and receivables	32,905	—	—	—	32,905	Amortized Cost
Short-term investments		Loans and receivables	1,074	—	—	—	1,074	Amortized Cost
Trade and other receivables	3, 5	Loans and receivables	33,761	(4,091)	(258)	—	29,412	Amortized Cost
Current portion of investment in debt securities and other long-term investments		Loans and receivables	100	—	—	—	100	Amortized Cost
Current portion of advances and other noncurrent assets	3, 5	Loans and receivables	6,824	(6,785)	—	—	39	Amortized Cost
Less: To Financial instruments at FVPL				(6,785)
To Financial instruments at FVOCI				(4,091)
Advances and other noncurrent assets – net of current portion	3, 5	Loans and receivables	13,855	(11,461)	(18)	—	2,376	Amortized Cost
Less: To Financial instruments at FVOCI				(11,461)
Investment in debt securities and other long-term investments – net of current portion	2		N/A	150	—	—	150	Amortized Cost
Add: From HTM investments				150
		Loans and receivables	88,519	(22,187)	(276)	—	66,056	Amortized Cost
Investment in debt securities and other long-term investments – net of current portion	2	Held-to- maturity	150	(150)
Less: To Financial instruments at amortized cost				(150)
		Held-to- maturity	150	(150)

Current portion of derivative financial assets	1	Derivatives used for hedging	171	(171)	—	—	—
Derivative financial assets – net of current portion	1	Derivatives used for hedging	215	(215)	—	—	—
Current portion of derivative financial liabilities	1	Derivatives used for hedging	(51)	51	—	—	—
Derivative financial liabilities – net of current portion	1	Derivatives used for hedging	(8)	8	—	—	—
Less: To financial assets at FVPL				(327)
		Derivatives used for hedging	327	(327)
Available-for-sale financial investments	4	Available- for-sale financial investments	15,165	(15,165)	—	—	—
Less: To financial assets at FVPL				(15,165)
		Available- for-sale financial investments	15,165	(15,165)	—	—	—

Trade and other receivables	3, 5		N/A	4,091	—	(8)	4,083	FVOCI
Advances and other noncurrent assets – net of current portion	3, 5		N/A	11,461	—	(128)	11,333	FVOCI
Add: From Loans and receivables				15,552
				15,552	—	(136)	15,416	FVOCI

Current portion of derivative financial assets	1		N/A	171	—	—	171	FVPL
Derivative financial assets – net of current portion	1		N/A	215	—	—	215	FVPL
Current portion of derivative financial liabilities	1		N/A	(51)	—	—	(51)	FVPL
Derivative financial liabilities – net of current portion	1		N/A	(8)	—	—	(8)	FVPL
Current portion of advances and other noncurrent assets	3		N/A	6,785	—	—	6,785	FVPL
Available-for-sale financial investments	4		N/A	15,165	—	—	15,165	FVPL
Add: From Loans and receivables				6,785	—	—	—
From Available-for-sale financial investments				15,165	—	—	—
From Derivatives used for hedging				327	—	—	—
				22,277	—	—	22,277	FVPL

(1)

As at January 1, 2018, our analysis highlighted that certain complex structured products with separated embedded derivatives, based on the assessment of the combined instrument, did not meet the SPPI criterion.  Therefore, we reclassified these loans along with the embedded derivatives – previously separated under IAS 39 – as financial assets at FVPL.

(2)

As at January 1, 2018, we do not have any debt instruments that did not meet the SPPI criterion within the held-to-maturity, or HTM, portfolio.  Therefore, we elected to classify these instruments as debt instruments measured at amortized cost.

(3)

As at January 1, 2018, we have reclassified receivables from MPIC from loans and receivables to financial assets at FVOCI as this met the SPPI criterion and the business model is assessed as hold to collect contractual cash flows and sell financial assets.

(4)	As at January 1, 2018, we have classified our AFS asset-backed securities as financial assets measured at FVPL as the payments did not meet the SPPI criterion.
(5)

As at January 1, 2018, we have restated the beginning balance of allowance for doubtful accounts under IAS 39 incurred loss model and considered the new impairment model under IFRS 9 which requires to record lifetime losses on all financial assets which have experienced a significant increase in credit risk from initial recognition.

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2018 and 2017 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2018	2017	2018	2017
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	150	—	148	—
Investment in debt securities and other long-term investments – net of current portion	—	150	—	151
Other financial assets – net of current portion	2,275	—	2,020	—
Advances and other noncurrent assets	—	13,855	—	13,695
Total	2,425	14,005	2,168	13,846
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	155,835	157,654	139,504	150,918
Customers' deposits	2,194	2,443	1,305	1,700
Deferred credits and other noncurrent liabilities	3,088	5,680	2,583	5,093
Total	161,117	165,777	143,392	157,711

Summary of Effect of Adopting IFRS 9

The effect of adopting IFRS 9 as at January 1, 2018 were, as follows:

	Reference	Increase (Decrease)
		(in million pesos)
Assets:
Financial assets at FVOCI	3	(136)
Total assets		(136)

Total adjustment on equity:
Retained earnings	4	4,491
Other comprehensive income	4	(4,627)
		(136)

Reconciliation of Prior Period Closing Impairment Allowance, Provisions and Opening Impairment Allowance

The table below presents a reconciliation of the prior period’s closing impairment allowance measured in accordance with IAS 39 to the opening impairment allowance determined in accordance with IFRS 9 as at January 1, 2018.

Measurement category	Reference	Impairment allowance under IAS 39	Retained earnings, beginning Remeasurement	Impairment allowance under IFRS 9
		(in million pesos)
Loans and receivables (IAS 39)/ Financial assets at amortized cost (IFRS 9)
Trade and other receivables	5	14,501	258	14,759
Contract assets	5	—	114	114
Other financial assets	5	—	18	18
		14,501	390	14,891

Summary of Effect of Adopting IFRS 15

The effect of adopting IFRS 15 as at January 1, 2018 was as follows:

	Reference	Increase (Decrease)
		(in millions)
Assets
Trade and other receivables	C	(37)
Contract assets	B and C	3,880
Deferred income tax assets	B and C	(918)
Total assets		2,925

Liabilities
Contract liabilities and unearned revenues	B and C	178
Deferred income tax liabilities	B and C	194
Total liabilities		372
Net impact on equity
Retained earnings	B and C	2,553

Disclosure of Effect of Adoption of IFRS 15 in Summarized Financial Information

Consolidated statement of profit or loss for the year ended December 31, 2018

	Reference	IFRS 15	IAS 18	Increase (Decrease)
			(in millions)
Revenue from contracts with customers
Service revenues	A and C	154,207	157,845	(3,638)
Non-service revenues	A, B and C	10,545	7,602	2,943
Revenue		164,752	165,447	(695)
Interest income	C	1,943	1,486	457
Impairment loss	B and C	(206)	—	(206)
Provision for income tax	B and C	(3,842)	(3,976)	134
Net impact on profit for the year		162,647	162,957	(310)

Attributable to:
Equity holders of parent	B and C	162,590	162,900	(310)
Noncontrolling interests		57	57	—

Consolidated statement of financial position for the year ended December 31, 2018

	Reference	IFRS 15	IAS 18	Increase (Decrease)
			(in millions)
Assets
Noncurrent Assets
Property and equipment		195,964	195,964	—
Investments in associates and joint ventures		55,427	55,427	—
Financial assets at fair value through profit or loss		4,763	4,763	—
Debt instruments at amortized cost		150	150	—
Investment properties		777	777	—
Goodwill and intangible assets		68,583	68,583	—
Deferred income tax assets – net		27,697	28,530	(833)
Derivative financial assets - net of current portion		140	140	—
Prepayments – net of current portion		6,255	6,255	—
Advances and other noncurrent assets – net of current portion		17,083	17,083	—
Financial assets at fair value through other comprehensive income – net of current portion		2,749	2,749	—
Other financial assets – net of current portion		2,275	2,275	—
Contract assets – net of current portion	B and C	1,083	—	1,083
Other non-financial assets – net of current portion		230	230	—
Total Noncurrent Assets		383,176	382,926	250

Current Assets
Cash and cash equivalents		51,654	51,654	—
Short-term investments		1,165	1,165	—
Trade and other receivables	C	24,056	23,958	98
Inventories and supplies		2,878	2,878	—
Current portion of contract assets	B and C	2,185	—	2,185
Current portion of derivative financial assets		183	183	—
Current portion of prepayments		7,760	7,760	—
Current portion of advances and other noncurrent assets		620	620	—
Current portion of financial assets at fair value through profit or loss		1,604	1,604	—
Current portion of other financial assets		7,008	7,008	—
Current portion of other non-financial assets		461	461	—
Total Current Assets		99,574	97,291	2,283
TOTAL ASSETS		482,750	480,217	2,533

Liabilities and Equity
Equity
Equity attributable to equity holders of PLDT	B and C	112,358	110,115	2,243
Non-controlling interests		4,308	4,308	—
Total Equity		116,666	114,423	2,243
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion		155,835	155,835	—
Deferred income tax liabilities		2,981	2,836	145
Customers' deposits		2,194	2,194	—
Pension and other employee benefits		7,182	7,182	—
Deferred credits and other noncurrent liabilities	B and C	5,284	5,226	58
Total Noncurrent Liabilities		173,476	173,273	203
Current Liabilities
Accounts payable	B and C	74,610	74,610	—
Accrued expenses and other current liabilities		95,724	95,637	87
Current portion of interest-bearing financial liabilities		20,441	20,441	—
Dividends payable		1,533	1,533	—
Derivative financial liabilities		80	80	—
Income tax payable		220	220	—
Total Current Liabilities		192,608	192,521	87
Total Liabilities		366,084	365,794	290
TOTAL EQUITY AND LIABILITIES		482,750	480,217	2,533